Cover	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Entity Address, Address Line One	6601 Bermuda Road
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	SCPL
Title of 12(b) Security	Class A common stock, par value $.001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
City Area Code	702
Entity Central Index Key	0001760717
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity Registrant Name	SCIPLAY CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38889
Entity Tax Identification Number	83-2692460
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
Local Phone Number	897-7150